UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23127)

The Goodhaven Funds Trust
 (Exact name of registrant as specified in charter)

4940 SW 83rd Street
                                          Miami, Florida 33143_______________________
(Address of principal executive offices) (Zip code)

Larry Pitkowsky
4940 SW 83rd Street
                                          Miami, Florida 33143_______________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (305) 677-7650

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2017

Item 1. Schedule of Investments.

GoodHaven Fund
SCHEDULE OF INVESTMENTS at August 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 68.9%	Value
	Air Transportation - 2.6%
120,000	American Airlines Group, Inc.	$5,368,800

	Computer & Internet Software - 6.4%
2,700	Alphabet, Inc. - Class A [1]	2,579,148
11,500	Alphabet, Inc. - Class C [1]	10,802,295
		13,381,443

	Computers & Peripheral Equipment - 7.9%
498,400	HP, Inc.	9,509,472
281,203	Systemax, Inc. [2]	6,872,601
		16,382,073

	Consumer Products - 3.2%
60,000	Spectrum Brands Holdings, Inc.	6,597,600

	Diversified Holding Companies - 8.0%
39,200	Berkshire Hathaway, Inc. - Class B [1]	7,101,472
631,220	Dundee Corp. [1,2]	1,445,677
337,512	Leucadia National Corp.	7,992,284
		16,539,433

	Financial Services - 3.8%
290,300	Federated Investors, Inc. - Class B	7,928,093

	General Building Materials - 1.6%
200,000	Builders FirstSource, Inc. [1]	3,256,000

	Marine Services & Equipment - 2.5%
351,694	Stolt-Nielsen Ltd. [2]	5,281,337

	Metals & Mining - 12.4%
1,437,150	Barrick Gold Corp.	25,854,329

	Oil & Gas Exploration & Production - 14.4%
1,868,100	Birchcliff Energy Ltd.	8,841,219
2,103,055	WPX Energy, Inc. [1]	21,009,519
		29,850,738

	Property/Casualty Insurance - 2.7%
6,532	White Mountains Insurance Group	5,689,829

	Telecommunications - 3.4%
149,000	Verizon Communications, Inc.	7,147,530

	TOTAL COMMON STOCKS
	(Cost $109,999,446)	143,277,205

	GUERNSEY INVESTMENT FUND - 1.4%
417,601	JZ Capital Partners Limited [2]	2,783,683

	TOTAL GUERNSEY INVESTMENT FUND
	(Cost $2,214,547)	2,783,683

	REAL ESTATE INVESTMENT TRUSTS - 0.6%
160,000	New York REIT, Inc. [1]	1,318,400

	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $1,376,917)	1,318,400

Principal Amount	CORPORATE BONDS - 0.5%
	Property Management - 0.5%
1,050,000	HomeFed Corp. 6.500% due 6/30/2018	1,055,250

	TOTAL CORPORATE BONDS
	(Cost $1,051,586)	1,055,250

	MISCELLANOUS SECURITIES - 1.4% [3]
	TOTAL MISCELLANOUS SECURITIES
	(Cost $3,636,430)	2,857,500

	Total Investments
	(Cost $118,278,926) - 72.8%	151,292,038
	Cash and Other Assets in Excess of Liabilities - 27.2%	56,662,437
	TOTAL NET ASSETS - 100.0%	$207,954,475

[1]	Non-income producing security.
[2]	A portion of this security is considered illiquid. As of August 31, 2017, the total market value of illiquid securities was $5,410,461 or 2.6% of net assets.
[3]	Represents previously undisclosed securities which the Fund has held for less than one year

The cost basis of investments for federal income tax purposes at August 31, 2017 was as follows^:

Cost of investments	$118,278,926
Gross unrealized appreciation	$53,516,519
Gross unrealized depreciation	$(20,503,407)
Net unrealized appreciation	$33,013,112

^ Because tax adjustments are calculated annually at the end of the GoodHaven Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

GoodHaven Fund
Summary of Fair Value Exposure at August 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2017. See the Schedule of Investments for industry breakouts.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$143,277,205	$–	$–	$143,277,205
Guernsey Investment Fund	2,783,683	–	–	2,783,683
Real Estate Investment Trusts	1,318,400	–	–	1,318,400
Corporate Bonds	–	1,055,250	–	1,055,250
Miscellaneous Securities	2,462,200	395,300	–	2,857,500
Total Assets	$149,841,488	$1,450,550	$–	$151,292,038

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period.
There were no transfers into or out of Level 1 or 2 during the period ended August 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                    The GoodHaven Funds Trust

By (Signature and Title) /s/ Larry Pitkowsky
                                           Larry Pitkowsky,
                                        Principal Executive Officer and Principal Financial and Accounting Officer
                                        The GoodHaven Funds Trust

Date                                                                       October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title* /s/ Larry Pitkowsky
                                            Larry Pitkowsky
                                         Principal Executive Officer and Principal Financial and Accounting Officer
                                         The GoodHaven Funds Trust

Date                                                                       October 24, 2017

* Print the name and title of each signing officer under his or her signature.